Other Payables and Accruals (Tables)	6 Months Ended
Jun. 30, 2021
Other Payables and Accruals
Schedule of other payables and accruals

	December 31,	June 30,
	2020	2021
Unearned revenue	59,612	61,406
Accrued off-hire	5,886	10,816
Accrued purchases	9,867	15,924
Accrued interest	33,600	27,029
Other accruals	34,092	32,944
Total	143,057	148,119